Property, plant and equipment	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Property, plant and equipment
1 0 .	Property, plant and equipment

	Freehold land RMB’000	Leasehold buildings and improvements RMB’000	Construction in progress RMB’000	Plant and machinery RMB’000	Office furniture, fittings and equipment RMB’000	Motor and transport vehicles RMB’000	Total RMB’000
Cost
At January 1, 2019	14,430	2,342,545	470,188	5,238,702	193,019	117,683	8,376,567
Additions	—	14,851	884,145	4,260	6,763	8,261	918,280
Disposals	—	(762)	—	(15,468)	(902)	(12,035)	(29,167)
Transfers	—	45,412	(317,294)	268,896	2,986	—	—
Write-off	—	(27,911)	—	(211,589)	(7,126)	(1,442)	(248,068)
Translation difference	406	1,955	(4)	221	414	34	3,026

At December 31, 2019 and January 1, 2020	14,836	2,376,090	1,037,035	5,285,022	195,154	112,501	9,020,638
Additions	—	16,273	487,725	20,617	14,066	16,166	554,847
Disposals	—	(4,664)	—	(260,996)	(3,604)	(4,742)	(274,006)
Transfers	—	75,264	(823,981)	741,218	7,323	176	—
Write-off	—	(9,759)	—	(53,917)	(8,983)	(912)	(73,571)
Translation difference	(744)	(3,825)	(63)	(459)	(866)	(131)	(6,088)

At December 31, 2020	14,092	2,449,379	700,716	5,731,485	203,090	123,058	9,221,820

Accumulated depreciation and impairment
At January 1, 2019	499	768,320	—	3,645,984	133,524	71,740	4,620,067
Charge for the year	—	105,818	—	311,402	25,324	10,675	453,219 *
Disposals	—	(284)	—	(11,467)	(547)	(11,597)	(23,895)
Write-off	—	(25,376)	—	(210,253)	(6,883)	(1,419)	(243,931)
Impairment loss	—	—	—	3,950	—	—	3,950
Translation difference	14	325	—	134	292	19	784

At December 31, 2019 and January 1, 2020	513	848,803	—	3,739,750	151,710	69,418	4,810,194
Charge for the year	—	92,034	—	357,434	19,913	8,939	478,320 *
Disposals	—	(1,102)	—	(253,121)	(3,218)	(4,058)	(261,499)
Write-off	—	(4,660)	—	(51,910)	(8,719)	(865)	(66,154)
Impairment loss	—	—	—	3,920	—	—	3,920
Translation difference	(26)	(685)	—	(269)	(651)	(90)	(1,721)

At December 31, 2020	487	934,390	—	3,795,804	159,035	73,344	4,963,060

Net book value
At December 31, 2019	14,323	1,527,287	1,037,035	1,545,272	43,444	43,083	4,210,444

At December 31, 2020	13,605	1,514,989	700,716	1,935,681	44,055	49,714	4,258,760

US$’000	2,102	234,109	108,280	299,118	6,808	7,683	658,100

*	In 2020, RMB 28.2 million (US$4.4 million) (2019: RMB 21.6 million) and RMB Nil (US$ Nil) ( 2 019: RMB 8.8 million) were capitalized as intangible assets and capitalized contract cost, respectively.
An impairment loss of RMB 3.9 million (US$0.6 million) (2019: RMB 4.0 million; 2018: RMB 30.2 million) was charged to the consolidated statement of profit or loss under “Cost of sales” for the Group’s property, plant and equipment within the Yuchai segment. The impairment loss was due to assets that were not in use.
As of December 31, 2019 and 2020, there was no property, plant and equipment pledged to secure bank facilities.